JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.6%
Boeing Co. (The)	3,355	530,090
General Dynamics Corp.	1,453	213,213
HEICO Corp.	253	24,318
HEICO Corp., Class A	456	34,907
Howmet Aerospace, Inc.	2,401	35,487
Huntington Ingalls Industries, Inc.	252	43,775
L3Harris Technologies, Inc.	1,348	226,909
Lockheed Martin Corp.	1,546	585,888
Northrop Grumman Corp.	969	314,935
Raytheon Technologies Corp.	9,200	521,456
Teledyne Technologies, Inc.*	230	70,541
Textron, Inc.	1,426	49,824
TransDigm Group, Inc.	313	135,084

		2,786,427

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(a)	842	78,912
Expeditors International of Washington, Inc.	1,040	87,891
FedEx Corp.	1,504	253,274
United Parcel Service, Inc., Class B	4,404	628,715
XPO Logistics, Inc.*	568	42,611

		1,091,403

Airlines — 0.2%
Alaska Air Group, Inc.	768	26,450
Delta Air Lines, Inc.	3,551	88,668
Southwest Airlines Co.	3,356	103,667
United Airlines Holdings, Inc.*	1,579	49,549

		268,334

Auto Components — 0.1%
Aptiv plc	1,678	130,465
Autoliv, Inc. (Sweden)	491	31,930
BorgWarner, Inc.	1,299	47,543
Lear Corp.	343	37,860

		247,798

Automobiles — 0.9%
Ford Motor Co.	24,441	161,555
General Motors Co.	7,879	196,108
Tesla, Inc.*	915	1,309,146

		1,666,809

Banks — 3.3%
Bank of America Corp.	48,856	1,215,537
Citigroup, Inc.	13,026	651,430
Citizens Financial Group, Inc.	2,667	66,168
Comerica, Inc.	867	33,397
East West Bancorp, Inc.	887	30,743
Fifth Third Bancorp(a)	4,453	88,437
First Republic Bank	1,074	120,804
Huntington Bancshares, Inc.	6,347	58,837
JPMorgan Chase & Co.(b)	19,068	1,842,731
KeyCorp	6,105	73,321
M&T Bank Corp.	801	84,866
PNC Financial Services Group, Inc. (The)	2,654	283,102
Regions Financial Corp.	5,989	65,041
SVB Financial Group*	320	71,766
Truist Financial Corp.	8,429	315,750
US Bancorp	8,577	315,977
Wells Fargo & Co.	23,346	566,374
Zions Bancorp NA	1,025	33,282

		5,917,563

Beverages — 1.6%
Brown-Forman Corp., Class A	350	22,134
Brown-Forman Corp., Class B	1,141	79,117
Coca-Cola Co. (The)	24,187	1,142,594
Constellation Brands, Inc., Class A	1,048	186,754
Keurig Dr Pepper, Inc.	2,112	64,606
Molson Coors Beverage Co., Class B	1,179	44,236
Monster Beverage Corp.*	2,339	183,565
PepsiCo, Inc.	8,684	1,195,439

		2,918,445

Biotechnology — 2.5%
AbbVie, Inc.	11,029	1,046,762
Alexion Pharmaceuticals, Inc.*	1,382	141,641
Alnylam Pharmaceuticals, Inc.*	709	103,344
Amgen, Inc.	3,679	900,141
Biogen, Inc.*	1,021	280,459
BioMarin Pharmaceutical, Inc.*	1,132	135,625
Exact Sciences Corp.*	891	84,422
Gilead Sciences, Inc.	7,848	545,671
Incyte Corp.*	1,130	111,599
Moderna, Inc.*	1,850	137,085
Neurocrine Biosciences, Inc.*	583	70,170
Regeneron Pharmaceuticals, Inc.*	629	397,572
Seattle Genetics, Inc.*	725	120,546
Vertex Pharmaceuticals, Inc.*	1,622	441,184

		4,516,221

Building Products — 0.5%
Allegion plc	579	57,587
Carrier Global Corp.	5,095	138,788
Fortune Brands Home & Security, Inc.	876	67,014
Johnson Controls International plc	4,657	179,201
Lennox International, Inc.	220	58,991
Masco Corp.	1,648	94,200
Owens Corning(a)	674	40,757
Trane Technologies plc	1,497	167,469

		804,007

Capital Markets — 2.8%
Ameriprise Financial, Inc.	767	117,834
Apollo Global Management, Inc.	1,286	63,142
Bank of New York Mellon Corp. (The)	5,042	180,756
BlackRock, Inc.	965	554,885
Blackstone Group, Inc. (The), Class A	4,192	223,350
Carlyle Group, Inc. (The)	719	20,470
Charles Schwab Corp. (The)	7,167	237,586
CME Group, Inc.	2,242	372,575
E*TRADE Financial Corp.	1,383	70,215
Franklin Resources, Inc.	1,736	36,543
Goldman Sachs Group, Inc. (The)	1,935	383,053
Intercontinental Exchange, Inc.	3,424	331,375
Invesco Ltd.	2,353	23,624
KKR & Co., Inc.	3,494	123,583
MarketAxess Holdings, Inc.	237	122,458
Moody’s Corp.	1,010	284,113
Morgan Stanley	7,494	366,307
MSCI, Inc.	533	200,397
Nasdaq, Inc.	719	94,412

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Northern Trust Corp.	1,303	102,090
Raymond James Financial, Inc.	765	53,152
S&P Global, Inc.	1,507	527,827
SEI Investments Co.	778	40,713
State Street Corp.	2,204	140,593
T. Rowe Price Group, Inc.	1,425	196,792
TD Ameritrade Holding Corp.	1,660	59,577

		4,927,422

Chemicals — 1.7%
Air Products and Chemicals, Inc.	1,382	396,123
Albemarle Corp.	665	54,836
Axalta Coating Systems Ltd.*	1,311	29,104
Celanese Corp.	738	71,733
CF Industries Holdings, Inc.	1,336	41,857
Corteva, Inc.	4,683	133,746
Dow, Inc.	4,634	190,272
DuPont de Nemours, Inc.	4,589	245,420
Eastman Chemical Co.	849	63,361
Ecolab, Inc.	1,548	289,600
FMC Corp.	807	85,582
International Flavors & Fragrances, Inc.(a)	668	84,135
Linde plc (United Kingdom)	3,287	805,676
LyondellBasell Industries NV, Class A	1,609	100,595
Mosaic Co. (The)	2,180	29,364
PPG Industries, Inc.	1,478	159,107
Sherwin-Williams Co. (The)	504	326,552
Westlake Chemical Corp.	218	11,881

		3,118,944

Commercial Services & Supplies — 0.4%
Cintas Corp.	528	159,387
Copart, Inc.*	1,290	120,293
Republic Services, Inc.	1,315	114,734
Rollins, Inc.	883	46,269
Stericycle, Inc.*	569	34,388
Waste Management, Inc.	2,427	265,999

		741,070

Communications Equipment — 0.9%
Arista Networks, Inc.*	338	87,802
Cisco Systems, Inc.	26,535	1,249,799
F5 Networks, Inc.*	379	51,506
Juniper Networks, Inc.	2,076	52,689
Motorola Solutions, Inc.	1,065	148,887
Ubiquiti, Inc.	74	13,712

		1,604,395

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	816	69,646
Quanta Services, Inc.	860	34,374

		104,020

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	387	80,179
Vulcan Materials Co.	830	97,458

		177,637

Consumer Finance — 0.4%
Ally Financial, Inc.	2,335	46,933
American Express Co.	4,131	385,505
Capital One Financial Corp.	2,847	181,639
Discover Financial Services	1,917	94,757
Santander Consumer USA Holdings, Inc.(a)	603	11,071
Synchrony Financial	3,360	74,357

		794,262

Containers & Packaging — 0.3%
Amcor plc	9,851	101,465
Avery Dennison Corp.	523	59,277
Ball Corp.	2,040	150,205
Crown Holdings, Inc.*	842	60,270
International Paper Co.	2,459	85,549
Packaging Corp. of America	594	57,095
Sealed Air Corp.	973	34,717
Westrock Co.	1,622	43,567

		592,145

Distributors — 0.1%
Genuine Parts Co.	902	81,315
LKQ Corp.*	1,904	53,674

		134,989

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B*	12,166	2,381,859
Equitable Holdings, Inc.	2,536	51,887
Jefferies Financial Group, Inc.	1,410	22,842
Voya Financial, Inc.	789	38,977

		2,495,565

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	44,583	1,318,765
CenturyLink, Inc.	6,181	59,647
Verizon Communications, Inc.	25,890	1,488,157

		2,866,569

Electric Utilities — 1.9%
Alliant Energy Corp.	1,561	84,060
American Electric Power Co., Inc.	3,103	269,589
Avangrid, Inc.	349	17,377
Duke Energy Corp.	4,600	389,804
Edison International	2,363	131,548
Entergy Corp.	1,253	131,728
Evergy, Inc.	1,421	92,124
Eversource Energy	2,105	189,597
Exelon Corp.	6,099	235,482
FirstEnergy Corp.	3,387	98,223
NextEra Energy, Inc.	3,062	859,503
NRG Energy, Inc.	1,525	51,560
OGE Energy Corp.	1,253	41,224
Pinnacle West Capital Corp.	705	58,571
PPL Corp.	4,810	128,042
Southern Co. (The)	6,607	360,808
Xcel Energy, Inc.	3,287	226,935

		3,366,175

Electrical Equipment — 0.5%
AMETEK, Inc.	1,436	133,907
Eaton Corp. plc	2,504	233,198
Emerson Electric Co.	3,737	231,731
Hubbell, Inc.	341	46,025
Rockwell Automation, Inc.	724	157,933
Sensata Technologies Holding plc*	981	37,258

		840,052

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,852	195,868
CDW Corp.	891	103,579
Cognex Corp.	1,075	71,885
Corning, Inc.	4,749	147,219

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Flex Ltd.*	3,156	36,262
IPG Photonics Corp.*	224	40,098
Keysight Technologies, Inc.*	1,168	116,672
TE Connectivity Ltd.	2,062	183,662
Trimble, Inc.*	1,563	69,569
Zebra Technologies Corp., Class A*	330	92,648

		1,057,462

Energy Equipment & Services — 0.2%
Baker Hughes Co.	4,097	63,462
Halliburton Co.	5,487	78,629
National Oilwell Varco, Inc.	2,427	27,935
Schlumberger Ltd.	8,685	157,546

		327,572

Entertainment — 2.0%
Activision Blizzard, Inc.	4,819	398,194
Electronic Arts, Inc.*	1,806	255,766
Live Nation Entertainment, Inc.*	890	41,661
Netflix, Inc.*	2,753	1,345,887
Roku, Inc.*	570	88,287
Take-Two Interactive Software, Inc.*	714	117,110
Walt Disney Co. (The)	11,301	1,321,539

		3,568,444

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	789	140,087
American Tower Corp.	2,773	724,834
AvalonBay Communities, Inc.	882	135,052
Boston Properties, Inc.	904	80,537
Camden Property Trust	609	55,303
Crown Castle International Corp.	2,605	434,254
Digital Realty Trust, Inc.	1,679	269,547
Duke Realty Corp.	2,303	92,558
Equinix, Inc.	553	434,370
Equity LifeStyle Properties, Inc.	1,140	77,885
Equity Residential	2,186	117,235
Essex Property Trust, Inc.	410	90,503
Extra Space Storage, Inc.	805	83,189
Federal Realty Investment Trust	438	33,419
Healthpeak Properties, Inc.	3,367	91,885
Host Hotels & Resorts, Inc.	4,409	47,529
Invitation Homes, Inc.	3,404	101,507
Iron Mountain, Inc.(a)	1,801	50,770
Kimco Realty Corp.	2,706	30,172
Mid-America Apartment Communities, Inc.	716	85,340
Prologis, Inc.	4,621	487,146
Public Storage	942	188,287
Realty Income Corp.	2,150	129,108
Regency Centers Corp.	1,063	43,615
SBA Communications Corp.	700	218,078
Simon Property Group, Inc.	1,914	119,338
SL Green Realty Corp.(a)	479	22,274
Sun Communities, Inc.	614	92,057
UDR, Inc.	1,846	66,825
Ventas, Inc.	2,335	89,571
VEREIT, Inc.	6,742	43,890
VICI Properties, Inc.	2,933	63,675
Vornado Realty Trust(a)	990	34,175
Welltower, Inc.	2,610	139,792
Weyerhaeuser Co.	4,670	129,873
WP Carey, Inc.	1,079	77,008

		5,120,688

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	2,763	899,439
Kroger Co. (The)	4,920	171,167
Sysco Corp.	3,177	167,904
Walgreens Boots Alliance, Inc.	4,612	187,755
Walmart, Inc.	8,862	1,146,743

		2,573,008

Food Products — 1.1%
Archer-Daniels-Midland Co.	3,476	148,877
Bunge Ltd.	890	38,662
Campbell Soup Co.	1,061	52,594
Conagra Brands, Inc.	3,049	114,185
General Mills, Inc.	3,792	239,920
Hershey Co. (The)	920	133,777
Hormel Foods Corp.	1,753	89,158
Ingredion, Inc.	419	36,243
JM Smucker Co. (The)	714	78,076
Kellogg Co.	1,565	107,969
Kraft Heinz Co. (The)	3,899	134,048
Lamb Weston Holdings, Inc.	913	54,853
McCormick & Co., Inc. (Non-Voting)	774	150,853
Mondelez International, Inc., Class A	8,933	495,692
Tyson Foods, Inc., Class A	1,843	113,252

		1,988,159

Gas Utilities — 0.1%
Atmos Energy Corp.	767	81,294
UGI Corp.	1,305	43,509

		124,803

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	11,066	1,113,682
ABIOMED, Inc.*	283	84,883
Align Technology, Inc.*(a)	446	131,044
Baxter International, Inc.	3,184	275,034
Becton Dickinson and Co.	1,846	519,354
Boston Scientific Corp.*	8,940	344,816
Cooper Cos., Inc. (The)	307	86,859
Danaher Corp.	3,939	802,768
Dentsply Sirona, Inc.	1,372	61,191
DexCom, Inc.*	579	252,178
Edwards Lifesciences Corp.*	3,879	304,152
Hologic, Inc.*	1,616	112,764
IDEXX Laboratories, Inc.*	532	211,603
Intuitive Surgical, Inc.*	729	499,686
Medtronic plc	8,392	809,660
ResMed, Inc.	905	183,272
STERIS plc	532	84,923
Stryker Corp.	2,019	390,273
Teleflex, Inc.	291	108,572
Varian Medical Systems, Inc.*	566	80,779
Zimmer Biomet Holdings, Inc.	1,296	174,779

		6,632,272

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	927	92,876
Anthem, Inc.	1,576	431,509
Cardinal Health, Inc.	1,825	99,682
Centene Corp.*	3,622	236,336
Cigna Corp.	2,306	398,223
CVS Health Corp.	8,177	514,660

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
DaVita, Inc.*	534	46,666
HCA Healthcare, Inc.	1,646	208,449
Henry Schein, Inc.*	894	61,445
Humana, Inc.	828	324,949
Laboratory Corp. of America Holdings*	608	117,295
McKesson Corp.	1,013	152,112
Quest Diagnostics, Inc.	837	106,358
UnitedHealth Group, Inc.	5,935	1,796,999
Universal Health Services, Inc., Class B	486	53,411

		4,640,970

Health Care Technology — 0.2%
Cerner Corp.	1,906	132,372
Veeva Systems, Inc., Class A*	843	223,032

		355,404

Hotels, Restaurants & Leisure — 1.5%
Aramark	1,579	33,348
Carnival Corp.(a)	2,962	41,113
Chipotle Mexican Grill, Inc.*	162	187,136
Darden Restaurants, Inc.	810	61,479
Domino’s Pizza, Inc.	244	94,333
Hilton Worldwide Holdings, Inc.	1,735	130,212
Las Vegas Sands Corp.	2,103	91,775
Marriott International, Inc., Class A	1,684	141,161
McDonald’s Corp.	4,650	903,402
MGM Resorts International	3,084	49,622
Royal Caribbean Cruises Ltd.(a)	1,075	52,363
Starbucks Corp.	7,310	559,434
Vail Resorts, Inc.	251	48,199
Wynn Resorts Ltd.	607	43,965
Yum! Brands, Inc.	1,881	171,265

		2,608,807

Household Durables — 0.4%
DR Horton, Inc.	2,068	136,819
Garmin Ltd.(a)	908	89,520
Lennar Corp., Class A	1,720	124,442
Lennar Corp., Class B	98	5,279
Mohawk Industries, Inc.*	371	29,624
Newell Brands, Inc.	2,389	39,180
NVR, Inc.*	20	78,603
PulteGroup, Inc.	1,576	68,714
Whirlpool Corp.	387	63,127

		635,308

Household Products — 1.7%
Church & Dwight Co., Inc.	1,540	148,348
Clorox Co. (The)	783	185,187
Colgate-Palmolive Co.	5,358	413,638
Kimberly-Clark Corp.	2,128	323,541
Procter & Gamble Co. (The)	15,490	2,031,049

		3,101,763

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	4,159	63,341
Vistra Corp.	2,813	52,491

		115,832

Industrial Conglomerates — 1.0%
3M Co.	3,599	541,542
General Electric Co.	54,733	332,229
Honeywell International, Inc.	4,391	655,884
Roper Technologies, Inc.	654	282,822

		1,812,477

Insurance — 2.0%
Aflac, Inc.	4,491	159,745
Alleghany Corp.	87	45,442
Allstate Corp. (The)	1,967	185,665
American Financial Group, Inc.	468	28,440
American International Group, Inc.	5,390	173,235
Aon plc, Class A	1,445	296,543
Arch Capital Group Ltd.*	2,537	78,013
Arthur J Gallagher & Co.	1,188	127,698
Chubb Ltd.	2,824	359,326
Cincinnati Financial Corp.	945	73,644
Everest Re Group Ltd.	249	54,479
Fidelity National Financial, Inc.	1,807	58,475
Globe Life, Inc.	612	48,715
Hartford Financial Services Group, Inc. (The)	2,239	94,754
Lincoln National Corp.	1,208	45,022
Loews Corp.	1,513	55,088
Markel Corp.*	84	87,741
Marsh & McLennan Cos., Inc.	3,192	372,187
MetLife, Inc.	4,825	182,626
Principal Financial Group, Inc.	1,596	67,718
Progressive Corp. (The)	3,662	330,825
Prudential Financial, Inc.	2,471	156,587
Reinsurance Group of America, Inc.	424	36,146
Travelers Cos., Inc. (The)	1,580	180,784
Willis Towers Watson plc	803	168,638
WR Berkley Corp.	885	54,649

		3,522,185

Interactive Media & Services — 5.4%
Alphabet, Inc., Class A*	1,876	2,791,394
Alphabet, Inc., Class C*	1,828	2,710,851
Facebook, Inc., Class A*	15,047	3,816,973
IAC/InterActiveCorp*	458	60,648
Snap, Inc., Class A*	5,128	114,970
Twitter, Inc.*	4,911	178,760

		9,673,596

Internet & Direct Marketing Retail — 5.2%
Amazon.com, Inc.*	2,623	8,300,956
Booking Holdings, Inc.*	255	423,843
eBay, Inc.	4,134	228,528
Expedia Group, Inc.	847	68,615
MercadoLibre, Inc. (Argentina)*	284	319,392

		9,341,334

IT Services — 5.7%
Accenture plc, Class A	3,984	895,524
Akamai Technologies, Inc.*	1,016	114,239
Automatic Data Processing, Inc.	2,690	357,528
Broadridge Financial Solutions, Inc.	719	96,590
Cognizant Technology Solutions Corp., Class A	3,381	230,990
DXC Technology Co.	1,586	28,405
Fidelity National Information Services, Inc.	3,864	565,342
Fiserv, Inc.*	3,521	351,361
FleetCor Technologies, Inc.*	526	136,008
Gartner, Inc.*	557	69,425
Global Payments, Inc.	1,871	333,075

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
GoDaddy, Inc., Class A*	1,033	72,599
International Business Machines Corp.	5,558	683,301
Jack Henry & Associates, Inc.	479	85,406
Leidos Holdings, Inc.	836	79,554
Mastercard, Inc., Class A	5,529	1,705,862
Okta, Inc.*	726	160,431
Paychex, Inc.	1,996	143,552
PayPal Holdings, Inc.*	7,345	1,440,134
Square, Inc., Class A*	2,137	277,489
Twilio, Inc., Class A*	803	222,768
VeriSign, Inc.*	638	135,052
Visa, Inc., Class A(a)	10,557	2,010,053
Western Union Co. (The)	2,572	62,448

		10,257,136

Leisure Products — 0.1%
Hasbro, Inc.	796	57,917
Polaris, Inc.	360	37,307

		95,224

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	1,931	186,013
Avantor, Inc.*	1,690	37,315
Bio-Rad Laboratories, Inc., Class A*	133	69,810
Illumina, Inc.*	918	350,823
IQVIA Holdings, Inc.*	1,109	175,655
Mettler-Toledo International, Inc.*	147	137,445
PerkinElmer, Inc.	699	83,118
PPD, Inc.*	390	11,454
Thermo Fisher Scientific, Inc.	2,470	1,022,457
Waters Corp.*	385	82,063

		2,156,153

Machinery — 1.4%
Caterpillar, Inc.	3,385	449,799
Cummins, Inc.	921	177,992
Deere & Co.	1,960	345,568
Donaldson Co., Inc.	788	38,092
Dover Corp.	901	92,740
Fortive Corp.	1,855	130,202
IDEX Corp.	472	77,795
Illinois Tool Works, Inc.	1,799	332,797
Otis Worldwide Corp.	2,545	159,673
PACCAR, Inc.	2,163	184,028
Parker-Hannifin Corp.	801	143,315
Pentair plc	1,036	44,393
Snap-on, Inc.	342	49,888
Stanley Black & Decker, Inc.	964	147,801
Westinghouse Air Brake Technologies Corp.	1,132	70,399
Xylem, Inc.	1,127	82,248

		2,526,730

Media — 1.4%
Altice USA, Inc., Class A*	1,700	45,883
Charter Communications, Inc., Class A*	944	547,520
Comcast Corp., Class A	28,501	1,219,843
Discovery, Inc., Class A*	1,003	21,163
Discovery, Inc., Class C*	1,980	37,521
DISH Network Corp., Class A*	1,610	51,697
Fox Corp., Class A(a)	2,145	55,277
Fox Corp., Class B	998	25,718
Interpublic Group of Cos., Inc. (The)	2,440	44,042
Liberty Broadband Corp., Class A*	150	20,252
Liberty Broadband Corp., Class C*	957	131,367
Liberty Media Corp.-Liberty SiriusXM, Class A*	523	18,195
Liberty Media Corp.-Liberty SiriusXM, Class C*	1,044	36,530
News Corp., Class A	2,430	30,910
News Corp., Class B	763	9,736
Omnicom Group, Inc.	1,339	71,944
Sirius XM Holdings, Inc.	8,497	49,962
ViacomCBS, Inc.	3,381	88,143
ViacomCBS, Inc., Class A	65	1,803

		2,507,506

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	9,083	117,352
Newmont Corp.	5,024	347,661
Nucor Corp.	1,882	78,950
Southern Copper Corp. (Peru)(a)	533	23,297
Steel Dynamics, Inc.	1,316	36,072

		603,332

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	3,498	47,573
Annaly Capital Management, Inc.	8,950	66,319

		113,892

Multiline Retail — 0.5%
Dollar General Corp.	1,574	299,689
Dollar Tree, Inc.*	1,486	138,718
Target Corp.	3,128	393,753

		832,160

Multi-Utilities — 0.9%
Ameren Corp.	1,546	124,051
CenterPoint Energy, Inc.	3,409	64,805
CMS Energy Corp.	1,792	115,011
Consolidated Edison, Inc.	2,091	160,652
Dominion Energy, Inc.	5,249	425,326
DTE Energy Co.	1,205	139,334
NiSource, Inc.	2,396	58,582
Public Service Enterprise Group, Inc.	3,165	177,050
Sempra Energy	1,828	227,513
WEC Energy Group, Inc.	1,974	188,043

		1,680,367

Oil, Gas & Consumable Fuels — 2.2%
Apache Corp.	2,360	36,226
Cabot Oil & Gas Corp.	2,496	46,675
Cheniere Energy, Inc.*	1,436	71,053
Chevron Corp.	11,684	980,755
Concho Resources, Inc.	1,228	64,519
ConocoPhillips	6,711	250,924
Devon Energy Corp.	2,395	25,124
Diamondback Energy, Inc.	985	39,262
EOG Resources, Inc.	3,644	170,721
Exxon Mobil Corp.	26,458	1,113,353
Hess Corp.	1,632	80,311
HollyFrontier Corp.	929	25,547
Kinder Morgan, Inc.	12,171	171,611
Marathon Oil Corp.	4,943	27,137
Marathon Petroleum Corp.	4,070	155,474
Noble Energy, Inc.	3,002	29,990
Occidental Petroleum Corp.	5,632	88,648
ONEOK, Inc.	2,753	76,836

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Phillips 66	2,730	169,315
Pioneer Natural Resources Co.	1,031	99,925
Valero Energy Corp.	2,549	143,330
Williams Cos., Inc. (The)	7,589	145,178

		4,011,914

Personal Products — 0.2%
Coty, Inc., Class A	1,862	6,908
Estee Lauder Cos., Inc. (The), Class A	1,404	277,346
Herbalife Nutrition Ltd.*	584	29,924

		314,178

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	14,159	830,567
Elanco Animal Health, Inc.*	2,497	59,004
Eli Lilly and Co.	5,271	792,179
Jazz Pharmaceuticals plc*	347	37,563
Johnson & Johnson	16,487	2,403,145
Merck & Co., Inc.	15,793	1,267,230
Mylan NV*	3,235	52,116
Perrigo Co. plc	852	45,173
Pfizer, Inc.	34,757	1,337,449
Zoetis, Inc.	2,969	450,338

		7,274,764

Professional Services — 0.5%
Clarivate plc (United Kingdom)*	1,614	44,627
CoStar Group, Inc.*	246	209,041
Equifax, Inc.	761	123,708
IHS Markit Ltd.	2,498	201,664
ManpowerGroup, Inc.	363	24,971
Nielsen Holdings plc	2,230	32,179
TransUnion	1,189	106,499
Verisk Analytics, Inc.	1,016	191,729

		934,418

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	2,097	91,870

Road & Rail — 1.0%
CSX Corp.	4,791	341,790
JB Hunt Transport Services, Inc.	529	68,453
Kansas City Southern	595	102,251
Lyft, Inc., Class A*(a)	1,324	38,700
Norfolk Southern Corp.	1,604	308,305
Old Dominion Freight Line, Inc.	591	108,047
Uber Technologies, Inc.*	1,304	39,459
Union Pacific Corp.	4,247	736,217

		1,743,222

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.*	7,328	567,407
Analog Devices, Inc.	2,303	264,500
Applied Materials, Inc.	5,737	369,061
Broadcom, Inc.	2,503	792,825
Intel Corp.	26,496	1,264,654
KLA Corp.	969	193,635
Lam Research Corp.	908	342,461
Marvell Technology Group Ltd.	4,148	151,278
Maxim Integrated Products, Inc.	1,669	113,642
Microchip Technology, Inc.	1,537	156,359
Micron Technology, Inc.*	6,959	348,333
NVIDIA Corp.	3,848	1,633,822
Qorvo, Inc.*	718	92,012
QUALCOMM, Inc.	7,038	743,283
Skyworks Solutions, Inc.	1,042	151,695
Texas Instruments, Inc.	5,744	732,647
Xilinx, Inc.	1,520	163,172

		8,080,786

Software — 9.1%
Adobe, Inc.*	3,014	1,339,180
ANSYS, Inc.*	538	167,103
Autodesk, Inc.*	1,372	324,382
Cadence Design Systems, Inc.*	1,746	190,750
CDK Global, Inc.	762	34,640
Citrix Systems, Inc.	726	103,644
Crowdstrike Holdings, Inc., Class A*	129	14,603
DocuSign, Inc.*	816	176,933
Fortinet, Inc.*	840	116,172
Intuit, Inc.	1,631	499,689
Microsoft Corp.	47,453	9,728,340
NortonLifeLock, Inc.	3,388	72,673
Oracle Corp.	13,024	722,181
Palo Alto Networks, Inc.*	603	154,320
Paycom Software, Inc.*	302	85,880
PTC, Inc.*	652	55,785
RingCentral, Inc., Class A*	482	139,910
salesforce.com, Inc.*	5,638	1,098,564
ServiceNow, Inc.*	1,194	524,405
Splunk, Inc.*	996	208,981
SS&C Technologies Holdings, Inc.	1,396	80,270
Synopsys, Inc.*	945	188,263
VMware, Inc., Class A*(a)	498	69,825
Workday, Inc., Class A*	1,023	185,081
Zoom Video Communications, Inc., Class A*	178	45,196

		16,326,770

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	431	64,710
AutoZone, Inc.*	144	173,869
Best Buy Co., Inc.	1,424	141,816
Burlington Stores, Inc.*	412	77,456
CarMax, Inc.*	1,018	98,715
Home Depot, Inc. (The)	6,729	1,786,482
Lowe’s Cos., Inc.	4,726	703,749
O’Reilly Automotive, Inc.*	466	222,459
Ross Stores, Inc.	2,223	199,336
Tiffany & Co.	681	85,370
TJX Cos., Inc. (The)	7,496	389,717
Tractor Supply Co.	723	103,201
Ulta Beauty, Inc.*	353	68,126

		4,115,006

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	25,495	10,836,395
Dell Technologies, Inc., Class C*	967	57,856
Hewlett Packard Enterprise Co.	8,039	79,345
HP, Inc.	8,947	157,288
NetApp, Inc.	1,384	61,311
Seagate Technology plc	1,410	63,760
Western Digital Corp.	1,874	80,770
Xerox Holdings Corp.	1,145	19,064

		11,355,789

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.*	716	233,123
NIKE, Inc., Class B	7,758	757,258

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Tapestry, Inc.	1,729	23,099
Under Armour, Inc., Class A*(a)	1,181	12,424
Under Armour, Inc., Class C*	1,227	11,644
VF Corp.	1,994	120,358

		1,157,906

Thrifts & Mortgage Finance — 0.0%(c)
New York Community Bancorp, Inc.	2,901	30,548

Tobacco — 0.7%
Altria Group, Inc.	11,629	478,533
Philip Morris International, Inc.	9,742	748,283

		1,226,816

Trading Companies & Distributors — 0.2%
Fastenal Co.	3,586	168,685
United Rentals, Inc.*	448	69,606
Watsco, Inc.	203	47,922
WW Grainger, Inc.	268	91,530

		377,743

Water Utilities — 0.1%
American Water Works Co., Inc.	1,133	166,857

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	3,641	390,971

TOTAL COMMON STOCKS (Cost $158,740,315)		177,552,394

	No. of Warrants
WARRANTS — 0.0%(c)
Warrant — 0.0%(c)
Occidental Petroleum Corp.expiring 8/3/2027, price 22.00 USD* (Cost $—)	645	3,612

	Shares
SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(d)(e) (Cost $657,141)	657,141	657,141

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(d)(e)	999,700	1,000,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(d)(e)	1,616,950	1,616,950

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $2,616,950)		2,616,950

TOTAL SHORT-TERM INVESTMENTS (Cost $3,274,091)		3,274,091

Total Investments — 101.3% (Cost $162,014,406)		180,830,097
Liabilities in Excess of Other Assets — (1.3)%		(2,362,421)

Net Assets — 100.0%		178,467,676

Percentages indicated are based on net assets.

Abbreviations

USD	United States Dollar

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $2,518,329.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	53	09/2020	USD	865,159	45,976

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$180,830,097	$—	$—	$180,830,097

Appreciation in Other Financial Instruments
Futures Contracts(a)	$45,976	$—	$—	$45,976

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

BetaBuilders U.S. Equity ETF

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co.(a)	$702,425	$1,575,088	$103,866	$1,318	$(332,234)	$1,842,731	19,068	$33,786	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(b)(c)	—	1,000,000	—	—	—	1,000,000	999,700	207	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(b)(c)	—	16,638,118	15,021,168	—	—	1,616,950	1,616,950	1,419	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c)	123,432	3,063,774	2,530,065	—	—	657,141	657,141	1,973	—

Total	$825,857	$22,276,980	$17,655,099	$1,318	$(332,234)	$5,116,822		$37,385	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2020.